Disclosure of Detailed Information About Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current portion
Senior Notes	$ 7,150	$ 7,150
Non-current loan from related parties	1,000	0
Non-current bank loans	0	753
Non-current lease liabilities	118	124
Non-current portion of other non-current borrowings	1	2
Non-current portion of non-current borrowings, including deferred financing costs	8,269	8,029
Less: deferred financing costs	(51)	(83)
Non-current portion of non-current borrowings	8,218	7,946
Current portion
Current bank loans	1,958	0
Current lease liabilities	14	17
Other current borrowings and current portion of other non-current borrowings	1	1
Current portion of non-current borrowings, including deferred financing costs	1,973	18
Current deferred financing costs	(10)	0
Current portion of non-current borrowings	1,963	18
Total borrowings	$ 10,181	$ 7,964